LOOMIS SAYLES FUNDS
                         LOOMIS SAYLES INVESTMENT TRUST

Supplement dated June 20, 2003 to the Loomis Sayles Fixed Income Funds, Loomis Sayles Equity Funds, Loomis Sayles Investment Trust Fixed Income Funds and Loomis Sayles Investment Trust Equity Funds Prospectuses (the "Prospectuses"), each dated February 1, 2003, each as may be supplemented from time to time

On June 12, 2003, the Board of Trustees (the "Trustees") of Loomis Sayles Funds and Loomis Sayles Investment Trust (the "Trusts") approved the following changes to the Trusts:

Effective July 1, 2003, the Trusts' distributor is changing to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116 for all of the funds whose shares are offered through the Prosepctues (the "Funds") in the propectuses listed above. All references to Loomis Sayles Distributor, L.P. in the Prospectuses are replaced with CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management Distributors, L.P. is affiliated with Loomis, Sayles & Company, L.P., the investment adviser to the Trusts' series.

Effective July 1, 2003 the names of the Trusts will change as follows:

 Current Name                                     New Name
 ------------------------------------------       ------------------------------
 ------------------------------------------       ------------------------------

 Loomis Sayles Fund                               Loomis Sayles Funds II

 Loomis Sayles Investment Trust                   Loomis Sayles Funds I

THE FOLLOWING INFORMATION APPLIES TO THE LOOMIS SAYLES SMALL CAP VALUE, LOOMIS SAYLES BOND, LOOMIS SAYLES GLOBAL BOND, LOOMIS SAYLES U.S. GOVERNMENT SECURITIES AND LOOMIS SAYLES TAX-MANAGED EQUITY FUNDS ONLY.

On June 12, 2003, the Trustees of the Trusts approved the reorganizations of certain series of Loomis Sayles Funds into newly formed series of Loomis Sayles Investment Trust (each a "Reorganization" and together, the "Reorganizations"). Effective at the close of business on or about September 12, 2003, Loomis Sayles Small Cap Value Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund (the "Predecessor Funds") will cease to be series of Loomis Sayles Funds and will be reorganized to become series of Loomis Sayles Investment Trust (the "Successor Funds"). Consequently, shareholders of the Predecessor Funds will become shareholders of the same share class of the Successor Funds. The effectiveness of each Predecessor Fund's Reorganization is subject to various conditions, but is not subject to the approval of its shareholders. Shareholders will receive more information relating to the Reorganizations in September 2003.

Also on June 12, 2003, the Trustees of the Trusts approved the reorganization of Loomis Sayles Tax-Managed Equity Fund (formerly, the Loomis Sayles Provident
Fund) (the "Predecessor Fund"), a series of Loomis Sayles Investment Trust, into a newly created series (the "Successor Fund") of Loomis Sayles Funds (the "Reorganization"). Effective at the close of business on or about September 12, 2003, the Predecessor Fund will cease to be a series of Loomis Sayles Investment Trust and will be reorganized to become the Successor Fund. Consequently, shareholders of the Predecessor Fund will become shareholders of the same share class of the Successor Fund. The effectiveness of the Predecessor Fund's Reorganization is subject to various conditions, but is not subject to the approval of its shareholders. Shareholders will receive more information relating to the Reorganization in September 2003.

Each Predecessor Fund and its corresponding Successor Fund will have the same investment objective, investment strategies, fees and expenses and portfolio management personnel. Each Predecessor Fund is advised by Loomis, Sayles & Company, L.P. ("Loomis Sayles") and each Successor Fund will also have Loomis Sayles as its investment advisor.

It is expected that each Reorganization described above will be tax free to the relevant Predecessor Fund and its shareholders and to the relevant Successor Fund. Assuming the Reorganizations are tax free, the following tax consequences will apply:

     o A Predecessor Fund shareholder (1) will not recognize any gain or loss on the Successor Fund shares received in exchange for Predecessor Fund shares; (2) will have the same aggregate tax basis in the Successor Fund shares received as the shareholder had in the Predecessor Fund shares exchanged; and (3) will have a holding period in their Successor Fund shares that will include the holding period of the Predecessor Fund shares they exchange (provided the shareholder held his or her Predecessor Fund shares as a capital asset).

     o The Predecessor Fund will not recognize any gain or loss upon the transfer of its assets to the Successor Fund in exchange for Successor Fund shares and the assumption of the Successor Fund's liabilities, or upon the distribution of the Successor Fund shares to its shareholders in liquidation.

     o The Successor Fund (1) will not recognize any gain or loss upon the receipt of the Predecessor Fund's assets in exchange for the Successor Fund shares and the assumption of the Predecessor Fund's liabilities;
          (2) will have the same tax basis in the Predecessor Fund's assets as the Predecessor Fund had in such assets; and (3) will have a holding period for the Predecessor Fund's assets that includes the holding period that the Predecessor Fund had in such assets.

Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

THE FOLLOWING INFORMATION APPLIES TO THE LOOMIS SAYLES GROWTH, LOOMIS SAYLES INTERNATIONAL EQUITY, LOOMIS SAYLES INVESTMENT GRADE BOND AND LOOMIS SAYLES RESEARCH FUNDS ONLY.

On June 12, 2003, the Trustees of Loomis Sayles Funds have authorized the issuance of different classes of shares for Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Research Fund (in this paragraph, these funds are referred to as the "Funds"). Effective on or about September 12, 2003, the Funds will each offer Class A, B, C and Y shares. On such date, any outstanding Retail Class shares of the Funds will be converted into Class A shares of such Funds. Also on such date, Institutional Class shares of the Funds will be converted into Class Y shares of such Funds. Expenses relating to these classes of shares (including expenses relating to distribution arrangements) will not change as a result of the conversions. Although purchases of Class A shares will generally be subject to a front-end sales charge, Retail Class shareholders of the Funds whose shares are converted into Class A shares will be eligible to purchase additional Class A shares of any series of Loomis Sayles Funds that offers Class A shares, without a front-end sales charge. Shares of the new classes of the Funds are not yet available for purchase. Shares of the new classes of the Funds will only be offered and sold through separate prospectuses. As such, effective on or about September 12, 2003 the Loomis Sayles Investment Grade Bond Fund will no longer be offerred or sold through the Loomis Sayles Fixed Income Funds prospectus and shares of the Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Research Fund will no longer be offerred or sold through the Loomis Sayles Equity Funds prospectus, unless notification to the contrary is provided. Shareholders will receive more information with respect to the proposed multi-class structure in September 2003.

EFFECTIVE JUNE 2, 2003, THE NEW MAILING ADDRESS FOR LOOMIS SAYLES FUNDS AND LOOMIS SAYLES INVESTMENT TRUST IS:

Loomis Sayles Funds/Loomis Sayles Investment Trust
P.O. Box 219594
Kansas City, MO 64121-9594

NOT PART OF THE PROSPECTUSES

PRIVACY POLICY
EFFECTIVE JULY 1, 2003, THE FOLLOWING  INFORMATION APPLIES TO ALL FUNDS
The Trustees of the Trusts  approved a new privacy  policy for the Trusts.
This policy is the same policy that is currently in place for CDC IXIS Asset Management Distributors, L.P., the Distributor for the Trusts. The language of the policy is included below.

                    Notice of Privacy Policies and Practices

We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                         Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                           How we Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

           Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1) For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds, Loomis Sayles Investment Trust, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management Services, Inc., and their advisory affiliates which include CDC IXIS Asset Management Advisers, L.P., Loomis, Sayles & Company, L.P. and all of their successors.

(2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds and Loomis Sayles Investment Trust and individuals who provide nonpublic personal information, but do not invest in the Funds.



                                                                      LSSP1-0603

                               LOOMIS SAYLES FUNDS
                         LOOMIS SAYLES INVESTMENT TRUST

Supplement dated June 20, 2003 to the Loomis Sayles Fixed Income Funds, Loomis Sayles Equity Funds, Loomis Sayles Investment Trust Fixed Income Funds and Loomis Sayles Investment Trust Equity Funds Prospectuses (the "Prospectuses"), each dated February 1, 2003, each as may be supplemented from time to time

On June 12, 2003, the Board of Trustees (the "Trustees") of Loomis Sayles Funds and Loomis Sayles Investment Trust (the "Trusts") approved the following changes to the Trusts:

Effective July 1, 2003, the Trusts' distributor is changing to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116 for all of the funds whose shares are offered through the Prosepctues (the "Funds") in the propectuses listed above. All references to Loomis Sayles Distributor, L.P. in the Prospectuses are replaced with CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management Distributors, L.P. is affiliated with Loomis, Sayles & Company, L.P., the investment adviser to the Trusts' series.

Effective July 1, 2003 the names of the Trusts will change as follows:

 Current Name                                     New Name
 ------------------------------------------       ------------------------------
 ------------------------------------------       ------------------------------

 Loomis Sayles Fund                               Loomis Sayles Funds II

 Loomis Sayles Investment Trust                   Loomis Sayles Funds I

THE FOLLOWING INFORMATION APPLIES TO THE LOOMIS SAYLES SMALL CAP VALUE, LOOMIS SAYLES BOND, LOOMIS SAYLES GLOBAL BOND, LOOMIS SAYLES U.S. GOVERNMENT SECURITIES AND LOOMIS SAYLES TAX-MANAGED EQUITY FUNDS ONLY.

On June 12, 2003, the Trustees of the Trusts approved the reorganizations of certain series of Loomis Sayles Funds into newly formed series of Loomis Sayles Investment Trust (each a "Reorganization" and together, the "Reorganizations"). Effective at the close of business on or about September 12, 2003, Loomis Sayles Small Cap Value Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund (the "Predecessor Funds") will cease to be series of Loomis Sayles Funds and will be reorganized to become series of Loomis Sayles Investment Trust (the "Successor Funds"). Consequently, shareholders of the Predecessor Funds will become shareholders of the same share class of the Successor Funds. The effectiveness of each Predecessor Fund's Reorganization is subject to various conditions, but is not subject to the approval of its shareholders. Shareholders will receive more information relating to the Reorganizations in September 2003.

Also on June 12, 2003, the Trustees of the Trusts approved the reorganization of Loomis Sayles Tax-Managed Equity Fund (formerly, the Loomis Sayles Provident
Fund) (the "Predecessor Fund"), a series of Loomis Sayles Investment Trust, into a newly created series (the "Successor Fund") of Loomis Sayles Funds (the "Reorganization"). Effective at the close of business on or about September 12, 2003, the Predecessor Fund will cease to be a series of Loomis Sayles Investment Trust and will be reorganized to become the Successor Fund. Consequently, shareholders of the Predecessor Fund will become shareholders of the same share class of the Successor Fund. The effectiveness of the Predecessor Fund's Reorganization is subject to various conditions, but is not subject to the approval of its shareholders. Shareholders will receive more information relating to the Reorganization in September 2003.

Each Predecessor Fund and its corresponding Successor Fund will have the same investment objective, investment strategies, fees and expenses and portfolio management personnel. Each Predecessor Fund is advised by Loomis, Sayles & Company, L.P. ("Loomis Sayles") and each Successor Fund will also have Loomis Sayles as its investment advisor.

It is expected that each Reorganization described above will be tax free to the relevant Predecessor Fund and its shareholders and to the relevant Successor Fund. Assuming the Reorganizations are tax free, the following tax consequences will apply:

     o A Predecessor Fund shareholder (1) will not recognize any gain or loss on the Successor Fund shares received in exchange for Predecessor Fund shares; (2) will have the same aggregate tax basis in the Successor Fund shares received as the shareholder had in the Predecessor Fund shares exchanged; and (3) will have a holding period in their Successor Fund shares that will include the holding period of the Predecessor Fund shares they exchange (provided the shareholder held his or her Predecessor Fund shares as a capital asset).

     o The Predecessor Fund will not recognize any gain or loss upon the transfer of its assets to the Successor Fund in exchange for Successor Fund shares and the assumption of the Successor Fund's liabilities, or upon the distribution of the Successor Fund shares to its shareholders in liquidation.

     o The Successor Fund (1) will not recognize any gain or loss upon the receipt of the Predecessor Fund's assets in exchange for the Successor Fund shares and the assumption of the Predecessor Fund's liabilities;
          (2) will have the same tax basis in the Predecessor Fund's assets as the Predecessor Fund had in such assets; and (3) will have a holding period for the Predecessor Fund's assets that includes the holding period that the Predecessor Fund had in such assets.

Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

EFFECTIVE JUNE 2, 2003, THE NEW MAILING ADDRESS FOR LOOMIS SAYLES FUNDS AND LOOMIS SAYLES INVESTMENT TRUST IS:

Loomis Sayles Funds/Loomis Sayles Investment Trust
P.O. Box 219594
Kansas City, MO 64121-9594

NOT PART OF THE PROSPECTUSES

PRIVACY POLICY
EFFECTIVE JULY 1, 2003, THE FOLLOWING  INFORMATION APPLIES TO ALL FUNDS
The Trustees of the Trusts  approved a new privacy  policy for the Trusts.
This policy is the same policy that is currently in place for CDC IXIS Asset Management Distributors, L.P., the Distributor for the Trusts. The language of the policy is included below.

                    Notice of Privacy Policies and Practices

We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                         Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                           How we Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

           Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1) For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds, Loomis Sayles Investment Trust, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management Services, Inc., and their advisory affiliates which include CDC IXIS Asset Management Advisers, L.P., Loomis, Sayles & Company, L.P. and all of their successors.

(2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds and Loomis Sayles Investment Trust and individuals who provide nonpublic personal information, but do not invest in the Funds.



                                                                      LSSP2-0603